Financial Instruments (Details) - Schedule of interest bearing financial instruments - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fixed rate instruments
Fixed rate instruments	₪ (9,028)	₪ (9,808)
Variable rate instruments
Variable rate instruments	(107)	(1,027)
Financial assets at amortised cost, class [member]
Fixed rate instruments
Fixed rate instruments	2,284	2,739
Variable rate instruments
Variable rate instruments		59
Financial liabilities at amortised cost, class [member]
Fixed rate instruments
Fixed rate instruments	(11,312)	(12,547)
Variable rate instruments
Variable rate instruments	₪ (107)	₪ (1,086)